Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Lease Commitments
The Company has operating leases relating to rental commitments for its international office locations, an aircraft lease and computer and electronic equipment leases. The leases typically run for a period of a number of months up to five years.
The below table sets forth the Company’s obligations under operating leases:

Minimum Lease Payments
2018	4,010
2019	3,177
2020	1,556
2021	770
2022	166
Thereafter	156
9,835

On October 13, 2017, two subsidiaries of the Company, Concordia Pharmaceuticals (US), Inc. and Pinnacle Biologics, Inc. entered into an agreement with the Company’s Chief Executive Officer to guaranty payments due under the officer’s employment agreement.

Guarantees
All directors and officers of the Company are indemnified by the Company for various items including, but not limited to, all costs to defend lawsuits or actions due to their association with the Company, subject to certain restrictions. The Company holds directors’ and officers’ liability insurance to mitigate the cost of any potential future lawsuits or actions. A guarantee of the obligations under the employment agreement for one of the Company's officers has been provided by certain subsidiaries of the Company.
In the normal course of business, the Company has entered into agreements that include indemnities in favour of third parties, such as purchase and sale agreements, confidentiality agreements, engagement letters with advisors and consultants, leasing contracts, license agreements, supply agreements, distribution agreements, information technology agreements and various product, service, data hosting and network access agreements. These indemnification arrangements may require the applicable Company entity to compensate counterparties for losses incurred by the counterparties as a result of breaches in representations, covenants and warranties provided by the particular Company entity or as a result of litigation or other third party claims or statutory sanctions that may be suffered by the counterparties as a consequence of the relevant transaction.
In connection with the acquisition of Zonegran®, the Company guaranteed the payment, performance and discharge of the purchaser's payment and indemnification obligations under the asset purchase agreement and each ancillary agreement entered into by the purchaser in connection therewith that contained payment or indemnification obligations. Pursuant to the asset purchase agreement entered into in connection with the Covis Acquisition (the "Covis Purchase Agreement") the Company guaranteed the purchaser's obligations under the Covis Purchase Agreement. Pursuant to the share purchase agreement entered into by the Company in connection with the Concordia International Acquisition, the Company guaranteed the obligations of the purchaser under the share purchase agreement and related transaction documents.

Litigation and Arbitration
From time to time, the Company becomes involved in various legal and administrative proceedings, which include product liability, intellectual property, commercial, antitrust, government and regulatory investigations, related private litigation and ordinary course employment-related issues. From time to time, the Company also initiates actions or files counterclaims. The Company could be subject to counterclaims or other suits in response to actions it may initiate. The Company believes that the prosecution of these actions and counterclaims is important to preserve and protect the Company, its reputation and its assets. Certain of these proceedings and actions are described below.

Unless otherwise indicated the Company cannot reasonably predict the outcome of these legal proceedings, nor can it currently estimate the amount of loss, or range of loss, if any, that may result from these proceedings. An adverse outcome in certain of these proceedings could have a material adverse effect on the Company's business, financial condition and results of operations, and could cause the market value of its common shares and/or debt securities to decline.

The Company and certain of its former executive officers are the subject of various class action complaints relating to the Company’s August 12, 2016 press release, whereby the Company revised its 2016 guidance.  The complaints allege that the Company issued false and misleading statements to investors and/or failed to disclose that: the Company was experiencing a substantial increase in market competition against its drug Donnatal®, and other products; as a result, Concordia’s financial results would suffer, and Concordia would be forced to suspend its dividend; and as a result Concordia’s statements about its business, operations and prospects were materially false and misleading and/or lacked a reasonable basis at all relevant times. The class action lawsuits have been consolidated into a single case and a motion to dismiss this action was filed by the Company on February 20, 2017. On March 21, 2017, the plaintiffs in this action filed a response to the motion to dismiss, and on April 5, 2017 the Company filed a reply to plaintiffs' response. On July 28, 2017, the United States District Court, Southern District of New York denied the motion to dismiss in part and granted it in part. On February 7, 2018, the plaintiffs filed a notice of motion for class certification.

The Company and certain of its former executive officers were also subject to a class action complaint alleging that the Company made false and/or misleading statements, as well as, failed to disclose material adverse facts about the Company's business operations and prospects, in the Company's Registration Statement, Prospectus and Supplemental Prospectus issued in connection with the Company's secondary offering completed on September 30, 2015. Specifically, the claim alleged that the statements were false and/or misleading and/or failed to disclose that: (i) the Company was experiencing a substantial increase in market competition against Donnatal®, and other products; (ii) consequently the Company's financial results would suffer and the Company would be forced to suspend its dividends; and (iii) as a result of the foregoing, the defendant's statements about the Company's business operations and prospects were false and misleading and/or lacked a reasonable basis. On June 27, 2017, the plaintiff in this action voluntarily dismissed the complaint on a without prejudice basis.

The Company and certain of its former executive officers and a former director are subject to a securities class action filed in Quebec, Canada. The amended statement of claim alleges that the Company failed to disclose adverse material facts relating to, and misrepresented, among other things, the Company's business model, growth platforms, proforma revenues and dividend payments in certain disclosures from March 23, 2016 to August 11, 2016. This class action has not yet been certified nor has leave to bring a statutory claim under securities legislation yet been granted. On June 15, 2017, the plaintiff in the action discontinued their claim against the Company's Board of Directors (other than the one former director) and certain of its former executive officers.

On October 19, 2017, a statement of claim was filed in Ontario, Canada against the Company and certain of its former executive officers on behalf of all persons and entities, other than persons resident in Quebec, Canada, which alleges substantially the same claims as the Quebec action described above. This class action has not yet been certified nor has leave to bring a statutory claim under securities legislation yet been granted.

On October 25, 2016, the Company announced that the UK Competition and Markets Authority (CMA) commenced an investigation into various issues in relation to the UK pharmaceutical sector, and that the Concordia International segment was part of the inquiry. The CMA’s investigation includes matters that pre-date Concordia’s ownership of the Concordia International segment and relates to the Company’s pricing of three products. On May 31, 2017, the Company announced that the CMA notified the Company that it was continuing its investigation after an initial stop/go decision. On November 21, 2017, the Company announced that the CMA issued a statement of objections to the Company, and the former owners of the Concordia International segment, Hg Capital and Cinven, in relation to the pricing of one of the three products, liothyronine, in the United Kingdom between November 2007 and July 2017. A statement of objections is a formal statement by the CMA that it considers that a competition infringement may have occurred. On February 15, 2018, the Company announced that the CMA notified the Company that it was closing its investigation related to Fusidic Acid, also one of the three products under investigation.

On March 3, 2017, the Company announced that the CMA issued a statement of objections to a third party and the Company in relation to the supply of 10mg hydrocortisone tablets in the UK between 2013 and 2016. On May 26, 2017, the Company responded in detail to the statement of objections and on July 20, 2017 the Company attended an oral hearing to present the key points of its response to the CMA decision panel. This investigation includes matters that pre-date the Company’s ownership of the Concordia International segment.

On October 11, 2017, the Company announced that the CMA commenced additional investigations in relation to the UK pharmaceutical sector, and that the Concordia International segment and certain of its products are part of the inquiry. These investigations are at an early information gathering stage and the CMA has confirmed that, at this time, it has not reached a conclusion on whether competition law has been infringed. These investigations include matters that predate the Company's ownership of the Concordia International segment.

During the first quarter of 2016, the Company became aware that a third party had notified wholesalers, through listing services, of its intent to distribute and sell in certain US regions a non-FDA approved copy of Donnatal®. On January 6, 2016, the Company commenced a lawsuit against the third party and its principal owner claiming damages from such conduct, and on April 29, 2016 and May 3, 2016 commenced proceedings against two listing services for the continued listing of the products in their database. In May 2016, the Company became aware that this non-FDA approved product was introduced into certain US regions. On October 4, 2016 and November 16, 2016, the Company dismissed its claims against the listing services on a without prejudice basis, respectively. On March 15, 2017, the Court ruled on the third party's motion to dismiss the Company's claim, denying such motion in part and granting it in part. On March 29, 2017, the third party filed its answer and counter claim in response to the Company's claim. On August 16, 2017, this third party filed a motion to amend its counterclaim to add factual allegations detailing the scope of the Company's campaign to disparage its products and interfere with its contractual and business relationships. On November 8, 2017, the court granted the Company's motion for leave to file its second amended complaint, permitting the Company to include its direct false advertising claim. The Company continues to pursue this lawsuit vigorously. In a similar lawsuit commenced against Method Pharmaceuticals, LLC ("Method") and its principal owner, the Company received a favorable jury verdict on April 21, 2016 and was awarded damages in the amount of approximately $733. On March 2, 2017, the United States District Court - Western District of Virginia, Charlottesville Division, granted the Company's motion for enhanced damages in part, to amend the judgment against Method and its principal owner to reflect an award of damages in the total amount of approximately $2.2 million. On March 30, 2017, Method filed a motion to reconsider the order on enhanced damages. On April 13, 2017, the Company filed an opposition to Method's motion to reconsider. On July 19, 2017, the court denied Method's motion to reconsider and further awarded the Company an additional $15 in costs. On August 30, 2017, Method filed a notice of appearance with the United States Court of Appeals for the Fourth Circuit to appeal the enhanced damages award. On February 1, 2018, Method and its principal owner and the Company settled the enhanced damages award.

During the second quarter of 2017, the Company became aware that an additional third party had launched a competitor product to Donnatal®. The Company continues to assess its legal rights against such third party.

The Company was subject to a class action proceeding in relation to one of its third party distributors purportedly faxing unsolicited advertisements to market Ulesfia® in violation of the Telephone Consumer Protection Act. On April 9, 2017, the court in this action dismissed the Company's motion to dismiss and on June 8, 2017 the court denied the Company's motion for reconsideration. On November 6, 2017, the court issued an order re-evaluating its previous finding of personal jurisdiction, which order required the plaintiffs in this action to make a new submission rebutting the evidence submitted by defendants showing that there is no personal jurisdiction. On December 1, 2017, the court dismissed this claim against the Company for lack of personal jurisdiction.

During the second quarter of 2016, the Company agreed to settle a previously disclosed arbitration proceeding commenced by a former financial advisor to the Company, whereby the financial advisor had claimed it was owed approximately $12.3 million in connection with the Covis Acquisition and $26 million in connection with the Concordia International Acquisition, plus accrued interest on such amounts. As part of the settlement, the financial advisor released all claims against the Company and the Company agreed to pay a settlement amount of $12.5 million, which has been recorded in litigation settlement along with $0.96 million associated legal costs.

On September 16, 2016, the Company announced the introduction of a bill into the U.K. House of Commons to amend and extend existing provisions of the National Health Service Act 2006 to enable the Secretary of State to help manage the cost of health service medicines. On April 27 2017, the U.K. government accorded Royal Assent to the Act. The Act introduces provisions in connection with controlling the cost of health service medicines and other medical supplies. The Act also introduces provisions in connection with the provision of pricing and other information by manufacturers, distributors and suppliers of those medicines and medical supplies. The Company continues to monitor the implementation of the Act. While the effects of the Act are unknown at this time, the Act could impose certain risks and uncertainties on the Company's operations and cash flows.